PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS Defined Benefit Pension Plans (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	$ 90
Defined Benefit Plan, Plan Assets, Contributions by Employer	98
Defined Benefit Plan, Plan Assets, Contributions by Employer	$ 98